Cover	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on April 18, 2024 (the “Initial Form 8-K”) by Serve Robotics Inc. to include on the cover page the securities registered pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended. No other changes have been made from the Initial Form 8-K.
Document Period End Date	Apr. 17, 2024
Entity File Number	000-56237
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Central Index Key	0001832483
Entity Tax Identification Number	85-3844872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false